Proceeds from Sale of Available-for-Sale and Trading Investments (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fixed-maturity securities
Available-for-sale:
Proceeds from sales	$ 1,011,930	$ 158,801	$ 996,801	$ 1,479,188	$ 2,503,974
Equity securities
Available-for-sale:
Proceeds from sales		$ 58,858	$ 58,858	$ 29,209	$ 134,400